Financial assets and liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade and other payables	$ 19,082	$ 7,070
Trade and other payables	$ 19,082	$ 7,070